Commitments and Contingencies - Schedule Showing the Future Minimum Lease Payments (Details) - Operating Lease Liabilities [Member]	May 31, 2020 USD ($)
2020	$ 174,728
2021	141,278
2022	145,832
2023	127,900
2024	84,017
Total Operating Lease Obligations	673,755
Less: Amount representing interest	(184,977)
Present Value of minimum lease payments	$ 488,778